Commitments & Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies

Note 10 – Commitments & Contingencies

Litigation

From time to time, the Company may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect the Company’s financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome, whether favorable or unfavorable, may materially and adversely affect the Company due to legal costs and expenses, diversion of management attention and other factors. The Company expenses legal costs in the period incurred. The Company cannot assure that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against the Company in the future, and these matters could relate to prior, current or future transactions or events. As of March 31, 2020, the Company had no litigation matters which required any accrual or disclosure.

Guarantee

The Company has guaranteed payments based upon the terms found in the management services agreements to affiliated physicians related to LI Dallas, LI Nashville, LI Pittsburgh, LI Scottsdale, and LI Tampa. For three months ended March 31, 2020 and 2019, payments totaling approximately $22,000 and $22,000, respectively, were made to these physicians’ legal entities. Due to the Company ceasing operations effective March 23, 2020 in LI Dallas, LI Pittsburgh, LI Scottsdale, and LI Tampa, the guaranteed payments for these clinics will be suspended until operations recommence at the aforementioned clinics.

Manufacturer Liability Dispute

The Company selected an FDA registered contract manufacturer, to manufacture the DenerveX product. In 2019, the Company became aware of events which resulted in the manufacturer not meeting certain contract performance requirements. As a result, the Company is in a dispute with the manufacturer. The Company intends to vigorously defend its position that the manufacturer did not meet its contract performance obligations. The Company believes the likelihood of incurring a material loss regarding the dispute with the manufacturer is reasonably possible but is unable to estimate the amount of the loss based on information available at this time. As such, the Company has not recorded a loss as of March 31, 2020 or December 31, 2019. The Company is not aware of any legal action regarding this matter.

Note 10 – Commitments & Contingencies

Biotechnology Agreement

On June 21, 2019, the Company entered into a 10-year exclusive and extendable product supply agreement with Rion that will enhance its existing cytotherapy product line, developing a disruptive technology for COPD, the fourth leading cause of death in the U.S. Rion has established a unique exosome technology to harness the healing power of the body. Rion’s novel exosome technology, based on science developed at Mayo Clinic, provides an off-the-shelf platform to enhance healing in soft tissue, musculoskeletal, cardiovascular and neurological organ systems. With this agreement, Rion will serve as the product supplier and will co-develop a proprietary cellular platform with H-CYTE for the treatment of COPD. H-CYTE will control the commercial development and facilitate clinical trial investigation. After conducting joint research and development of these biologics, H-CYTE intends to pursue submission of an investigational new drug (IND) application for review by the FDA for treatment of COPD.

On October 9, 2019, the Company entered into a services agreement with Rion, LLC which provides the Company the benefit of Rion’s resources and expertise for the limited purpose of (i) consulting with and assisting H-CYTE in the further research and development for the generation of a new cellular therapy (L-CYTE-01) and (ii) subsequently assisting H-CYTE in seeking and obtaining FDA Phase 1 IND clearance for L-CYTE-01. Rion also agrees to consult with H-CYTE in its arrangement for services from third parties unaffiliated with Rion to support research, development, regulatory approval, and commercialization of L-CYTE-01. The description of services around the L-CYTE-01 product include research and development, process development, point of care GMP process, and investigational new drug (IND) generation for submission to the FDA. The total compensation under the agreement is $1,500,000. H-CYTE paid Rion $750,000 in November, 2019 per the agreement to start the services outlined which is recorded as a prepaid expense on the balance sheet as of December 31, 2019 as services did not begin until 2020. The remaining $750,000 is due and payable upon the achievement of certain milestones in the services agreement; at this time, the Company is not able to estimate when these milestones will occur.

Regenerative Medical Equipment & Services Agreement

On December 1, 2019, H-CYTE entered into an agreement with Alliance Health Services S.C. to provide specialized equipment and supplies, medical practices, procedures and protocols for regenerative medicine. Additionally, certain related training, educational development, compliance, marketing, supply chain management, and support services are provided. H-CYTE is to receive as compensation for these services for a monthly fee of $5,000. Alliance Health Services also agrees to purchase the supplies needed for the regenerative medicine protocols at cost provided to H-CYTE from its manufacturer plus $450 per treatment utilization. H-CYTE prorated the initial monthly fee from $5,000 to $3,333 which were recorded as accounts receivable as of December 31, 2019. Due to the coronavirus pandemic, this agreement was suspended indefinitely on March 23, 2020.

Consulting Agreements

The Company entered into an agreement with Jesse Crowne, a former Director and Co-Chairman of the Board of the Company, to provide business development consulting services for a fee of $5,000 per month. Additionally, 62,500 shares of common stock at $0.29 per share was issued in connection with a separate agreement on August 29, 2019. The Company incurred expense of approximately $83,000 for the year ended December 31, 2019 related to these agreements. Since these agreements were assumed on January 8, 2019 as part of the Merger, there were no historical costs related to this prior to January 8, 2019.

The Company entered into a consulting agreement with LilyCon Investments, LLC effective February 1, 2019 for services related to evaluation and negotiation of future acquisitions, joint ventures, and site evaluations/lease considerations. The duration of the consulting agreement is for a period of twelve months in the amount of $12,500 per month with a $15,000 signing bonus. Either party may terminate this agreement with or without cause upon 30 days written notice. The agreement also provides LilyCon Investments with $35,000 in stock (to be calculated using an annual variable weighted average price from February 2019 through January 2020) to be granted on the one-year anniversary of this agreement, if the agreement has not been terminated prior to that date. For year ended December 31, 2019, the Company expensed a total of approximately $153,000 in compensation to LilyCon Investments. In February 2020, the Company issued LilyCon Investments $35,000 in shares of H-CYTE stock at an average share price of $0.31 per share for a total of 106,061 shares per the terms of the agreement. In March 2020, this agreement was modified to lower the monthly payment amount to $5,000. This agreement was terminated effective April 1, 2020.

Effective February 1, 2019, the Company entered into an oral consulting agreement with Mr. Raymond Monteleone, Board Member and Chairman of the Audit Committee, in which Mr. Monteleone receives $10,000 per month for advisory services and $5,000 per quarter as Audit Committee Chair in addition to regular quarterly board meeting fees. This arrangement has no specified termination date. For year ended December 31, 2019 and 2018, the Company has expensed approximately $125,000, and $0 in compensation to Mr. Monteleone, respectively. Effective March 25, 2020, the Company reduced the fees for the advisory services to $5,000 per month and the fees per quarter that Mr. Monteleone was to receive as the Audit Committee Chair to $2,500.

The Company entered into an oral consulting arrangement with St. Louis Family Office, LLC, controlled by Jimmy St. Louis, former CEO of RMS, in January 2019 in the amount of $10,000 per month plus benefits reimbursement for advisory services. The Company terminated this agreement effective June 30, 2019. For year ended December 31, 2019, the Company expensed approximately $68,000 in consulting fees to St. Louis Family Office.

The Company entered into a consulting agreement with Strategos Public Affairs, LLC (Strategos) on February 15, 2019 for a period of twelve months, unless otherwise terminated by giving thirty days prior written notice. The monthly fee started at $4,500 and increased to approximately $7,500 per month. Strategos will provide information to key policymakers in the legislature and executive branches of government on the benefits of the cellular therapies offered by the Lung Health Institute, advocate for legislation that supports policies beneficial to patient access and oppose any legislation that negatively impacts the Company’s ability to expand treatment opportunities, and position the Company and its related entities as the expert for information and testimony. For the year ended December 31, 2019, the Company expensed approximately $71,000. The Company terminated this agreement in March 2020.

The Company entered into a consulting agreement with Goldin Solutions, effective August 4, 2019, for media engagement and related efforts, including both proactive public relations and crisis management services. The agreement has a minimum term of six months, with a $34,650 monthly fee plus expenses payable each month, with the exception of a first month discount of $12,600. For year ended December 31, 2019, the Company expensed $162,000. The Company terminated this agreement in March 2020.

Distribution center and logistic services agreement

The Company has a non-exclusive distribution center agreement with a logistics service provider in Berlin, Germany pursuant to which they manage and coordinate the DenerveX System products which the Company exports to the EU through June 2020. The Company paid a fixed monthly fee of €4,500 (approximately $5,050 based on the EU exchange rate at December 31, 2019) for all accounting, customs declarations and office support, and a variable monthly fee ranging from €1,900 to €6,900 (approximately $2,300 to $8,300), based off volume of shipments, for logistics, warehousing and customer support services.

Total expenses incurred for the distribution center and logistics agreement were approximately $49,000 for the year ended December 31, 2019. Since this agreement was assumed on January 8, 2019 as part of the reverse merger transaction, there were no historical costs related to this prior to January 8, 2019.

Patent Assignment and Contribution Agreements

The terms of a Contribution and Royalty Agreement dated January 31, 2013 with Dr. Scott Haufe, M.D was assumed in the Merger as of January 8, 2019. This agreement provides for the Company to pay Dr. Haufe royalties equal to 1% of revenues earned from sales of any and all products derived from the use of the DenerveX technology. Royalties are payable to Dr. Haufe within 30 days after the close of each calendar quarter based on actual cash collected from sales of applicable products. The royalty period expires on September 6, 2030.

The Company incurred approximately $1,100 in royalty expense under the Contribution and Royalty agreement for the year ended December 31, 2019, all of which was included in accounts payable at December 31, 2019. Since this agreement was assumed on January 8, 2019 as part of the Merger, there were no historical costs related to this prior to January 8, 2019.

Due to the discontinuance of the DenerveX product, no further expense from this agreement is expected.

Litigation

From time to time, the Company may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect the Company’s financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome, whether favorable or unfavorable, may materially and adversely affect the Company due to legal costs and expenses, diversion of management attention and other factors. The Company expenses legal costs in the period incurred. The Company cannot assure that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against the Company in the future, and these matters could relate to prior, current or future transactions or events.

Guarantee

The Company has guaranteed payments based upon the terms found in the management services agreements to affiliated physicians related to LI Dallas, LI Nashville, LI Pittsburgh, LI Scottsdale, and LI Tampa. For year ended December 31, 2019 and 2018, payments totaling approximately $141,000 and $119,000, respectively, were made to these physicians’ legal entities. Due to the ramifications of the coronavirus pandemic, the Company ceased operations effective March 23, 2020 in LI Dallas, LI Pittsburgh, LI Scottsdale, and LI Tampa. The guaranteed payments for these clinics will be suspended until operations recommence at the aforementioned clinics.

Manufacturer Liability Dispute

The Company selected an FDA registered contract manufacturer, to manufacture the DenerveX product. In 2019, the Company became aware of events which resulted in the manufacturer not meeting certain contract performance requirements. As a result, the Company is in a dispute with the manufacturer. The Company intends to vigorously defend its position that the manufacturer did not meet its contract performance obligations. The Company believes the likelihood of incurring a material loss regarding the dispute with the manufacturer is reasonably possible but is unable to estimate the amount of the loss based on information available at this time. As such, the Company has not recorded a loss as of December 31, 2019. The Company is not aware of any legal action regarding this matter.